CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 1,329,187	$ 1,481,447
Marketable securities	89,342	39,200
Accounts receivable, net of allowance of $16,405 and $16,528, respectively	220,138	250,077
Other current assets	204,068	174,286
Total current assets	1,842,735	1,945,010
Property and equipment, net	306,248	302,817
Goodwill	1,924,052	2,245,364
Intangible assets, net	355,451	440,828
Long-term investments	122,810	137,386
Other non-current assets	94,577	117,286
TOTAL ASSETS	4,645,873	5,188,691
LIABILITIES:
Current portion of long-term debt	20,000	40,000
Accounts payable, trade	62,863	86,883
Deferred revenue	285,615	258,412
Accrued expenses and other current liabilities	344,910	383,251
Total current liabilities	713,388	768,546
Long-term debt, net of current portion	1,582,484	1,726,954
Income taxes payable	33,528	33,692
Deferred income taxes	228,798	348,773
Other long-term liabilities	44,178	64,510
Redeemable noncontrolling interests	32,827	30,391
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	11,921,559	11,486,315
Retained earnings	290,114	331,394
Accumulated other comprehensive loss	(166,123)	(152,103)
Treasury stock 193,444,655 and 187,137,267 shares, respectively	(10,176,600)	(9,861,350)
Total IAC shareholders' equity	1,869,222	1,804,526
Noncontrolling interests	141,448	411,299
Total shareholders' equity	2,010,670	2,215,825
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,645,873	5,188,691
Common Stock
SHAREHOLDERS' EQUITY:
Common stock	256	254
Class B Convertible Common Stock
SHAREHOLDERS' EQUITY:
Common stock	$ 16	$ 16